Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.7%
		Argentina: 0.1%
3,127	(1)	Globant SA	$ 560,421	0.1
6,828		Telecom Argentina SA ADR	44,655	0.0
15,316	(1)	YPF SA ADR	54,678	0.0
			659,754	0.1

		Brazil: 3.3%
397,000		Ambev SA	889,307	0.2
32,300		Atacadao Distribuicao Comercio e Industria Ltd.	117,159	0.0
17,793	(1)	B2W Cia Digital	286,512	0.1
173,869		B3 SA - Brasil Bolsa Balcao	1,706,522	0.3
106,678		Banco Bradesco SA	343,442	0.1
19,400		Banco BTG Pactual SA	250,035	0.1
72,500		Banco do Brasil S.A.	383,420	0.1
33,400		Banco Santander Brasil SA	165,933	0.0
58,100		BB Seguridade Participacoes SA	252,019	0.1
47,700	(1)	BRF - Brasil Foods SA	156,115	0.0
28,026		Centrais Eletricas Brasileiras SA	152,060	0.0
13,700		Cia Brasileira de Distribuicao	170,204	0.0
101,600		CCR SA	230,486	0.0
30,000		Cia de Saneamento Basico do Estado de Sao Paulo	249,951	0.1
58,500		Cia Siderurgica Nacional S.A.	171,982	0.0
103,856		Cielo SA	73,048	0.0
152,729		Cogna Educacao	141,962	0.0
13,900		Cosan SA	169,422	0.0
9,800		CPFL Energia SA	48,233	0.0
14,600		Energisa SA	107,370	0.0
17,950		Engie Brasil Energia SA	129,354	0.0
79,500		Equatorial Energia SA	299,404	0.1
18,700	(2)	Hapvida Participacoes e Investimentos SA	207,948	0.0
33,500		Hypera S.A.	177,226	0.0
84,903		IRB Brasil Resseguros S/A	113,236	0.0
92,600		JBS SA	341,155	0.1
58,100		Klabin SA	246,226	0.0
52,389		Localiza Rent a Car SA	529,870	0.1
67,776		Lojas Renner SA	479,485	0.1
62,065		Magazine Luiza SA	989,676	0.2
22,100		Multiplan Empreendimentos Imobiliarios SA	76,659	0.0
63,932		Natura & Co. Holding SA	581,956	0.1
41,600		Notre Dame Intermedica Participacoes SA	482,749	0.1
65,923		Petrobras Distribuidora SA	238,647	0.0
313,798		Petroleo Brasileiro SA	1,109,711	0.2
6,900		Porto Seguro SA	59,184	0.0
90,500		Raia Drogasil SA	379,668	0.1
108,800	(1)	Rumo SA	369,648	0.1
25,086		Sul America SA	176,311	0.0
46,144	(1)	Suzano SA	372,790	0.1
73,000		Tim Participacoes SA	169,245	0.0
63,100		Ultrapar Participacoes SA	217,641	0.0
311,474		Vale SA	3,282,293	0.6
100,900	(1)	Via Varejo S/A	312,084	0.1
71,854		Weg S.A.	836,648	0.2
			18,243,996	3.3

		Chile: 0.4%
227,646		Aguas Andinas SA	63,794	0.0
3,862,783		Banco de Chile	294,974	0.1
4,384		Banco de Credito e Inversiones SA	138,489	0.0
5,597,179		Banco Santander Chile	194,637	0.0
121,674		Cencosud SA	178,234	0.0
35,151		Cencosud Shopping SA	50,372	0.0
12,047		Cia Cervecerias Unidas SA	77,805	0.0
635,611		Colbun SA	102,742	0.0
11,418		Empresa Nacional de Telecomunicaciones SA	71,091	0.0
97,132		Empresas CMPC SA	204,146	0.1
32,819		Empresas COPEC SA	246,143	0.1
2,912,541		Enel Americas SA	378,414	0.1
2,385,488		Enel Chile SA	167,426	0.0
63,345		Falabella SA	185,581	0.0
			2,353,848	0.4

		China: 41.1%
8,400		360 Security Technology, Inc. - A Shares	20,556	0.0
106,000	(1),(2)	3SBio, Inc.	120,102	0.0
2,254	(1)	51job, Inc. ADR	175,789	0.0
62,000		AAC Technologies Holdings, Inc.	337,314	0.1
11,000		AECC Aviation Power Co. Ltd. - A Shares	66,811	0.0
106,000		Agile Group Holdings, Ltd.	139,656	0.0
372,400		Agricultural Bank of China Ltd. - A Shares	173,612	0.1
2,302,000		Agricultural Bank of China Ltd. - H Shares	722,264	0.2
20,020		Aier Eye Hospital Group Co. Ltd. - A Shares	151,716	0.0
170,000		Air China Ltd. - H Shares	112,046	0.0
12,300		Aisino Corp. - A Shares	28,662	0.0
32,000	(2)	AK Medical Holdings Ltd.	82,354	0.0
158,194	(1)	Alibaba Group Holding Ltd. ADR	46,505,872	8.4
280,000	(1)	Alibaba Health Information Technology Ltd.	688,539	0.1
1,100,000	(1)	Alibaba Pictures Group Ltd.	164,192	0.0
36,250	(2)	A-Living Services Co. Ltd.	185,462	0.1
71,000	(1)	Aluminum Corp. of China Ltd. - A Shares	30,453	0.0
326,000	(1)	Aluminum Corp. of China Ltd. - H Shares	67,236	0.0
58,100		Angang Steel Co. Ltd. - A Shares	22,166	0.0
22,100		Anhui Conch Cement Co., Ltd. - A Shares	180,348	0.1

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

104,000		Anhui Conch Cement Co., Ltd. - H Shares	720,334	0.1
8,900		Anhui Gujing Distillery Co. Ltd.	99,101	0.0
2,200		Anhui Gujing Distillery Co. Ltd.	70,289	0.0
4,600		Anhui Kouzi Distillery Co. Ltd.	34,382	0.0
92,000		Anta Sports Products Ltd.	960,151	0.2
1,200		Asymchem Laboratories Tianjin Co. Ltd.	46,590	0.0
1,200		Autobio Diagnostics Co. Ltd.	28,503	0.0
5,058		Autohome, Inc. ADR	485,568	0.1
18,100		AVIC Aircraft Co. Ltd. - A Shares	61,457	0.0
52,500		Avic Capital Co. Ltd. - A Shares	34,024	0.0
28,500		AVIC Electromechanical Systems Co. Ltd.	48,174	0.0
8,000		AVIC Jonhon Optronic Technology Co. Ltd.	54,601	0.0
5,900		AVIC Shenyang Aircraft Co. Ltd. - A Shares	49,955	0.0
223,000		AviChina Industry & Technology Co. Ltd. - H Shares	127,654	0.0
4,400		AVICOPTER PLC	36,294	0.0
112,500	(2)	BAIC Motor Corp. Ltd. - H Shares	46,031	0.0
23,082	(1)	Baidu, Inc. ADR	2,921,950	0.5
128,700		Bank of Beijing Co. Ltd. - A Shares	88,630	0.0
26,400		Bank of Chengdu Co. Ltd. - A Shares	38,438	0.0
185,400		Bank of China Ltd. - A Shares	87,276	0.0
6,630,000		Bank of China Ltd. - H Shares	2,062,066	0.4
204,000		Bank of Communications Co. Ltd. - A Shares	136,225	0.0
707,000		Bank of Communications Co., Ltd. - H Shares	340,755	0.1
34,800		Bank of Hangzhou Co. Ltd. - A Shares	60,374	0.0
77,900		Bank of Jiangsu Co. Ltd. - A Shares	69,727	0.0
57,157		Bank of Nanjing Co. Ltd. - A Shares	66,418	0.0
32,700		Bank of Ningbo Co. Ltd. - A Shares	151,787	0.0
78,900		Bank of Shanghai Co. Ltd. - A Shares	94,485	0.0
102,100		Baoshan Iron & Steel Co. Ltd. - A Shares	75,034	0.0
4,841	(1),(3)	Baozun, Inc. ADR	157,284	0.0
55,300		BBMG Corp. - A Shares	25,013	0.0
176,000		Beijing Capital International Airport Co., Ltd. - H Shares	106,415	0.0
21,900		Beijing Dabeinong Technology Group Co. Ltd. - A Shares	28,779	0.0
21,100		Beijing Enlight Media Co. Ltd.	51,784	0.0
47,500		Beijing Enterprises Holdings Ltd.	143,197	0.0
434,000		Beijing Enterprises Water Group Ltd.	169,131	0.0
7,100		Beijing Kunlun Tech Co. Ltd. - A Shares	27,296	0.0
10,600		Beijing New Building Materials PLC	48,306	0.0
9,500		Beijing Oriental Yuhong Waterproof Technology Co. Ltd.	75,632	0.0
4,800		Beijing Shiji Information Technology Co. Ltd. - A Shares	27,142	0.0
4,500		Beijing Shunxin Agriculture Co. Ltd.	39,908	0.0
11,300		Beijing Sinnet Technology Co. Ltd.	37,274	0.0
6,480		Beijing Tiantan Biological Products Corp. Ltd.	37,894	0.0
9,700		Beijing Tongrentang Co. Ltd. - A Shares	38,529	0.0
17,116	(1),(3)	BEST, Inc. ADR	51,348	0.0
2,900		Betta Pharmaceuticals Co. Ltd.	48,615	0.0
2,000		BGI Genomics Co. Ltd.	42,448	0.0
9,035	(1)	Bilibili, Inc. ADR	375,856	0.1
164,300		BOE Technology Group Co. Ltd. - A Shares	119,241	0.0
232,000		Bosideng International Holdings Ltd.	72,382	0.0
258,000		Brilliance China Automotive Holdings Ltd.	243,826	0.1
10,600		BYD Co. Ltd. - A Shares	182,150	0.1
53,500		Byd Co., Ltd. - H Shares	862,753	0.2
55,000		BYD Electronic International Co. Ltd.	279,126	0.1
22,800		Caitong Securities Co. Ltd. - A Shares	48,246	0.0
5,000	(1),(2),(3)	CanSino Biologics, Inc. - H Shares	106,591	0.0
7,500		Centre Testing International Group Co. Ltd.	27,095	0.0
837,000	(2)	CGN Power Co. Ltd. - H Shares	172,413	0.1
2,200		Changchun High & New Technology Industry Group, Inc.	119,770	0.0
39,800		Changjiang Securities Co. Ltd. - A Shares	47,112	0.0
1,300		Changzhou Xingyu Automotive Lighting Systems Co. Ltd.	28,675	0.0
11,300		Chaozhou Three-Circle Group Co. Ltd. - A Shares	48,134	0.0
5,200		Chengdu Kanghong Pharmaceutical Group Co. Ltd.	34,872	0.0
98,000		China Aoyuan Group Ltd.	101,004	0.0
11,000		China Avionics Systems Co. Ltd.	27,619	0.0
728,000		China Cinda Asset Management Co. Ltd. - H Shares	137,191	0.0
773,000		China CITIC Bank Corp. Ltd. - H Shares	299,569	0.1

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

393,000		China Communications Construction Co., Ltd. - H Shares	206,664	0.1
196,000		China Communications Services Corp., Ltd. - H Shares	115,710	0.0
133,000		China Conch Venture Holdings Ltd.	618,729	0.1
52,700		China Construction Bank Corp. - A Shares	47,684	0.0
8,096,000		China Construction Bank - H Shares	5,260,559	1.0
48,000	(2)	China East Education Holdings Ltd.	104,600	0.0
65,400		China Eastern Airlines Corp. Ltd. - A Shares	47,639	0.0
162,000		China Eastern Airlines Corp. Ltd. - H Shares	69,687	0.0
47,000		China Education Group Holdings Ltd.	86,472	0.0
243,400		China Everbright Bank Co. Ltd. - A Shares	130,697	0.0
206,000		China Everbright Bank Co. Ltd. - H Shares	65,148	0.0
326,000		China Everbright Environment Group Ltd.	186,386	0.1
72,000		China Everbright Ltd.	96,853	0.0
158,000	(3)	China Evergrande Group	405,490	0.1
76,000	(2)	China Feihe Ltd.	177,683	0.1
23,660		China Fortune Land Development Co. Ltd. - A Shares	52,957	0.0
314,000		China Galaxy Securities Co. Ltd. - H Shares	177,720	0.1
221,800		China Gas Holdings Ltd.	634,725	0.1
33,500		China Gezhouba Group Co. Ltd. - A Shares	29,366	0.0
20,300		China Greatwall Technology Group Co. Ltd.	48,059	0.0
121,500		China Hongqiao Group Ltd.	76,117	0.0
772,000	(2)	China Huarong Asset Management Co. Ltd. - H Shares	82,265	0.0
480,000	(1),(4)	China Huishan Dairy Holdings Co. Ltd.	–	–
106,000	(1),(2)	China International Capital Corp. Ltd. - H Shares	246,530	0.1
462,000		China Jinmao Holdings Group Ltd.	257,226	0.1
85,000		China Lesso Group Holdings Ltd.	154,371	0.0
14,100		China Life Insurance Co. Ltd. - A Shares	92,576	0.0
629,000		China Life Insurance Co., Ltd. - H Shares	1,425,928	0.3
26,800	(1),(2)	China Literature Ltd. - H Shares	202,112	0.1
271,000		China Longyuan Power Group Corp. Ltd. - H Shares	170,269	0.1
114,000		China Medical System Holdings Ltd.	126,143	0.0
236,000		China Mengniu Dairy Co., Ltd.	1,113,152	0.2
105,300		China Merchants Bank Co. Ltd. - A Shares	558,910	0.1
329,880		China Merchants Bank Co., Ltd. - H Shares	1,565,418	0.3
40,300		China Merchants Energy Shipping Co. Ltd.	34,219	0.0
128,509		China Merchants Port Holdings Co. Ltd.	132,011	0.0
5,400		China Merchants Property Operation & Service Co. Ltd. - A Shares	20,957	0.0
41,570	(1)	China Merchants Securities Co. Ltd. - A Shares	132,460	0.0
39,100		China Merchants Shekou Industrial Zone Holdings Co. Ltd. - A Shares	87,452	0.0
190,280		China Minsheng Banking Corp. Ltd. - A Shares	148,396	0.0
464,100		China Minsheng Banking Corp. Ltd. - H Shares	243,859	0.1
518,000		China Mobile Ltd.	3,325,190	0.6
109,000		China Molybdenum Co. Ltd. - A Shares	59,889	0.0
261,000		China Molybdenum Co. Ltd. - H Shares	93,195	0.0
336,000		China National Building Material Co., Ltd. - H Shares	428,214	0.1
46,600		China National Chemical Engineering Co. Ltd. - A Shares	36,993	0.0
95,800		China National Nuclear Power Co. Ltd. - A Shares	61,928	0.0
3,400		China National Software & Service Co. Ltd.	41,674	0.0
21,600	(1)	China Northern Rare Earth Group High-Tech Co. Ltd. - A Shares	34,239	0.0
132,000		China Oilfield Services Ltd. - H Shares	92,386	0.0
327,500		China Overseas Land & Investment Ltd.	827,257	0.2
95,000		China Overseas Property Holdings Ltd.	78,231	0.0
33,403		China Pacific Insurance Group Co. Ltd. - A Shares	153,847	0.0
234,200		China Pacific Insurance Group Co., Ltd. - H Shares	668,877	0.1
127,700		China Petroleum & Chemical Corp. - A Shares	73,456	0.0
2,041,600		China Petroleum & Chemical Corp. - H Shares	824,333	0.2
313,000		China Power International Development Ltd. - H Shares	57,950	0.0
71,500		China Railway Construction Corp. Ltd. - A Shares	87,399	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

152,500		China Railway Construction Corp. Ltd. - H Shares	105,485	0.0
93,700		China Railway Group Ltd. - A Shares	74,413	0.0
330,000		China Railway Group Ltd. - H Shares	155,898	0.0
116,000	(2)	China Railway Signal & Communication Corp. Ltd. - H Shares	38,306	0.0
327,000		China Reinsurance Group Corp. - H Shares	30,161	0.0
124,000		China Resources Beer Holdings Co Ltd.	761,594	0.2
214,000		China Resources Cement Holdings Ltd. - H Shares	294,197	0.1
76,000		China Resources Gas Group Ltd.	341,235	0.1
274,444		China Resources Land Ltd.	1,251,691	0.2
120,500	(2)	China Resources Pharmaceutical Group Ltd.	62,139	0.0
168,000		China Resources Power Holdings Co.	186,330	0.1
5,200		China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. - A Shares	19,584	0.0
30,270		China Shenhua Energy Co. Ltd. - A Shares	73,442	0.0
284,000		China Shenhua Energy Co., Ltd. - H Shares	509,734	0.1
127,900	(1)	China Shipbuilding Industry Co. Ltd. - A Shares	81,888	0.0
40,100	(1)	China Southern Airlines Co. Ltd. - A Shares	34,274	0.0
144,000	(1),(3)	China Southern Airlines Co., Ltd. - H Shares	78,173	0.0
5,200		China Spacesat Co. Ltd. - A Shares	25,513	0.0
218,240		China State Construction Engineering Corp. Ltd. - A Shares	163,471	0.0
158,000		China State Construction International Holdings Ltd.	103,645	0.0
143,628		China Taiping Insurance Holdings Co., Ltd.	220,211	0.1
1,126,000		China Telecom Corp., Ltd. - H Shares	338,304	0.1
10,112		China Tourism Group Duty Free Corp. Ltd. A - Shares	332,193	0.1
3,782,000	(2)	China Tower Corp. Ltd. - H Shares	657,988	0.1
232,000		China Traditional Chinese Medicine Holdings Co. Ltd.	97,505	0.0
10,800		China TransInfo Technology Co. Ltd.	35,036	0.0
524,000		China Unicom Hong Kong Ltd.	343,950	0.1
139,400		China United Network Communications Ltd. - A Shares	99,676	0.0
53,000		China Vanke Co. Ltd. - A Shares	219,274	0.1
143,100		China Vanke Co. Ltd. - H Shares	439,870	0.1
113,800		China Yangtze Power Co. Ltd. - A Shares	320,559	0.1
86,000	(2)	China Yuhua Education Corp. Ltd.	73,812	0.0
3,300		Chongqing Brewery Co. Ltd.	50,139	0.0
22,300	(1)	Chongqing Changan Automobile Co. Ltd. - A Shares	44,159	0.0
173,000		Chongqing Rural Commercial Bank Co. Ltd. - H Shares	63,949	0.0
8,800		Chongqing Zhifei Biological Products Co. Ltd. - A Shares	180,540	0.1
256,000		CIFI Holdings Group Co. Ltd.	190,170	0.1
493,000		CITIC Ltd.	365,547	0.1
40,600		CITIC Securities Co. Ltd. - A Shares	180,225	0.1
165,000		CITIC Securities Co. Ltd. - H Shares	371,108	0.1
1,509,000		CNOOC Ltd.	1,451,474	0.3
11,600		Contemporary Amperex Technology Co. Ltd. - A Shares	359,057	0.1
112,000		COSCO Shipping Energy Transportation Co. Ltd. - H Shares	46,717	0.0
266,000	(1)	COSCO SHIPPING Holdings Co., Ltd. - H Shares	131,228	0.0
134,000		COSCO Shipping Ports, Ltd.	76,976	0.0
665,133		Country Garden Holdings Co. Ltd.	823,585	0.2
115,000		Country Garden Services Holdings Co. Ltd. - H Shares	746,865	0.2
139,800		CRRC Corp. Ltd. - A Shares	113,124	0.0
345,000		CRRC Corp. Ltd. - H Shares	138,186	0.0
11,700		CSC Financial Co. Ltd.	86,350	0.0
479,600		CSPC Pharmaceutical Group Ltd.	936,202	0.2
5,690		Da An Gene Co. Ltd. of Sun Yat-Sen University - A Shares	29,360	0.0
166,500	(2)	Dali Foods Group Co. Ltd.	101,972	0.0
94,600		Daqin Railway Co. Ltd. - A Shares	88,724	0.0
9,380		Dawning Information Industry Co. Ltd.	52,215	0.0
21,700		DHC Software Co. Ltd. - A Shares	32,635	0.0
27,500		Dongfang Electric Corp. Ltd. - A Shares	41,179	0.0
226,000		Dongfeng Motor Group Co., Ltd. - H Shares	141,364	0.0
24,100		Dongxing Securities Co. Ltd. - A Shares	45,680	0.0
39,700		East Money Information Co. Ltd. - A Shares	140,891	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

68,100		ENN Energy Holdings Ltd.	747,278	0.2
8,245		Eve Energy Co. Ltd.	60,367	0.0
21,100		Everbright Securities Co. Ltd. - A Shares	68,439	0.0
25,200	(1)	Fangda Carbon New Material Co. Ltd.	22,686	0.0
173,000		Far East Horizon Ltd.	141,178	0.0
10,400		Fiberhome Telecommunication Technologies Co. Ltd.	36,474	0.0
24,200		Financial Street Holdings Co. Ltd. - A Shares	23,241	0.0
27,300		First Capital Securities Co. Ltd.	44,852	0.0
80,100		Focus Media Information Technology Co. Ltd. - A Shares	95,326	0.0
14,060		Foshan Haitian Flavouring & Food Co. Ltd. - A Shares	335,981	0.1
209,468		Fosun International Ltd.	245,376	0.1
56,000		Founder Securities Co. Ltd. - A Shares	69,483	0.0
25,900		Foxconn Industrial Internet Co. Ltd. - A Shares	51,963	0.0
10,400		Fuyao Glass Industry Group Co. Ltd. - A Shares	49,644	0.0
42,000	(2)	Fuyao Glass Industry Group Co. Ltd. - H Shares	154,800	0.0
4,600		Ganfeng Lithium Co. Ltd.	36,919	0.0
400		G-bits Network Technology Xiamen Co. Ltd.	36,720	0.0
33,800	(1)	GCL System Integration Technology Co. Ltd.	18,826	0.0
115,000		GD Power Development Co. Ltd. - A Shares	34,178	0.0
6,769	(1),(3)	GDS Holdings Ltd. ADR	553,907	0.1
501,000		Geely Automobile Holdings Ltd.	1,005,017	0.2
24,600		Gemdale Corp. - A Shares	52,862	0.0
86,000	(1)	Genscript Biotech Corp. - H Shares	141,775	0.0
37,300		GF Securities Co. Ltd. - A Shares	86,905	0.0
102,200		GF Securities Co. Ltd. - H Shares	130,036	0.0
10,000		Giant Network Group Co. Ltd.	28,399	0.0
2,000		Gigadevice Semiconductor Beijing, Inc.	51,076	0.0
4,100		Glodon Co. Ltd.	44,092	0.0
15,000		GoerTek, Inc. - A Shares	89,687	0.0
866,000	(1),(3)	GOME Retail Holdings Ltd.	114,704	0.0
6,300	(1)	Gotion High-tech Co. Ltd. - A Shares	22,154	0.0
29,400		Grandjoy Holdings Group Co. Ltd.	20,104	0.0
261,500		Great Wall Motor Co. Ltd. - H Shares	333,574	0.1
14,400		Gree Electric Appliances, Inc. of Zhuhai - A Shares	113,380	0.0
42,600		Greenland Holdings Corp. Ltd. - A Shares	40,079	0.0
120,000		Greentown Service Group Co. Ltd.	148,707	0.0
13,100		GRG Banking Equipment Co. Ltd. - A Shares	23,560	0.0
6,575	(1),(3)	GSX Techedu, Inc. ADR	592,473	0.1
9,500		Guangdong Haid Group Co. Ltd.	85,773	0.0
27,100	(1)	Guangdong HEC Technology Holding Co. Ltd.	24,718	0.0
4,700		Guangdong Hongda Blasting Co. Ltd. - A Shares	34,952	0.0
254,000		Guangdong Investment Ltd.	403,856	0.1
74,400	(1)	Guanghui Energy Co. Ltd. - A Shares	31,117	0.0
255,200		Guangzhou Automobile Group Co. Ltd. - H Shares	214,084	0.1
14,600		Guangzhou Baiyun International Airport Co. Ltd.	29,280	0.0
9,300		Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. - A Shares	41,340	0.0
14,900		Guangzhou Haige Communications Group, Inc. Co. - A Shares	25,715	0.0
1,900		Guangzhou Kingmed Diagnostics Group Co. Ltd.	28,631	0.0
106,000		Guangzhou R&F Properties Co., Ltd. - H Shares	137,287	0.0
2,600		Guangzhou Shiyuan Electronic Technology Co. Ltd. - A Shares	37,316	0.0
1,900		Guangzhou Wondfo Biotech Co. Ltd. - A Shares	23,217	0.0
23,900		Guosen Securities Co. Ltd. - A Shares	47,496	0.0
46,600		Guotai Junan Securities Co. Ltd. - A Shares	125,559	0.0
36,800	(2)	Guotai Junan Securities Co. Ltd. - H Shares	51,366	0.0
30,800		Guoyuan Securities Co. Ltd. - A Shares	54,594	0.0
67,000	(2)	Haidilao International Holding Ltd.	485,463	0.1
104,000		Haier Electronics Group Co. Ltd.	378,095	0.1
35,100		Haier Smart Home Co. Ltd. - A Shares	113,035	0.0
51,000		Haitian International Holdings Ltd.	118,717	0.0
65,300	(1)	Haitong Securities Co. Ltd. - A Shares	136,444	0.0
199,200	(1),(3)	Haitong Securities Co. Ltd. - H Shares	170,351	0.1
1,908,000	(1),(4),(5)	Hanergy Mobile Energy Holding Group Co Ltd.	–	–

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

49,100		Hangzhou Hikvision Digital Technology Co. Ltd. - A Shares	276,369	0.1
7,400		Hangzhou Robam Appliances Co. Ltd. - A Shares	35,711	0.0
3,100		Hangzhou Tigermed Consulting Co. Ltd. - A Shares	47,052	0.0
82,000	(1),(2)	Hansoh Pharmaceutical Group Co. Ltd.	400,786	0.1
3,300		Hefei Meiya Optoelectronic Technology, Inc.	23,285	0.0
15,200		Henan Shuanghui Investment & Development Co. Ltd. - A Shares	118,528	0.0
55,500		Hengan International Group Co., Ltd.	406,264	0.1
33,320		Hengli Petrochemical Co. Ltd. - A Shares	91,256	0.0
17,800		Hengtong Optic-electric Co. Ltd. - A Shares	37,848	0.0
28,470		Hengyi Petrochemical Co. Ltd. - A Shares	43,564	0.0
95,100	(1)	Hesteel Co. Ltd. - A Shares	29,679	0.0
2,900		Hithink RoyalFlush Information Network Co. Ltd. - A Shares	68,593	0.0
36,000	(1),(2)	Hua Hong Semiconductor Ltd.	138,707	0.0
27,800		Huaan Securities Co. Ltd. - A Shares	36,060	0.0
10,440		Huadong Medicine Co. Ltd. - A Shares	37,987	0.0
8,830		Hualan Biological Engineering, Inc.	74,109	0.0
332,000		Huaneng Power International, Inc. - H Shares	128,812	0.0
43,100		Huatai Securities Co. Ltd. - A Shares	130,722	0.0
102,000	(2)	Huatai Securities Co. Ltd. - H Shares	167,822	0.0
13,500		Huaxi Securities Co. Ltd. - A Shares	23,897	0.0
79,300		Huaxia Bank Co. Ltd. - A Shares	71,534	0.0
9,800		Huaxin Cement Co. Ltd.	36,389	0.0
20,000		Huayu Automotive Systems Co. Ltd. - A Shares	73,543	0.0
13,357		Huazhu Group Ltd. ADR	577,557	0.1
43,300		Hubei Biocause Pharmaceutical Co. Ltd.	33,688	0.0
4,950		Hundsun Technologies, Inc. - A Shares	72,042	0.0
5,884	(1)	Hutchison China MediTech Ltd. ADR	190,053	0.1
5,151	(1),(3)	HUYA, Inc. ADR	123,366	0.0
14,600		Iflytek Co. Ltd. - A Shares	73,842	0.0
283,400		Industrial & Commercial Bank of China Ltd. - A Shares	205,092	0.1
5,085,000		Industrial & Commercial Bank of China - H Shares	2,648,755	0.5
108,600		Industrial Bank Co. Ltd. - A Shares	258,050	0.1
46,400		Industrial Securities Co. Ltd. - A Shares	56,718	0.0
335,300	(1)	Inner Mongolia BaoTou Steel Union Co. Ltd. - A Shares	56,758	0.0
27,300		Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. - A Shares	29,148	0.0
33,500		Inner Mongolia Yili Industrial Group Co. Ltd. - A Shares - XSSC	190,186	0.1
102,100	(1)	Inner Mongolia Yitai Coal Co. - A Shares	70,380	0.0
79,500	(1),(2)	Innovent Biologics, Inc.	592,847	0.1
9,968		Inspur Electronic Information Industry Co. Ltd.	44,760	0.0
18,739	(1)	iQIYI, Inc. ADR	423,127	0.1
3,280		Jafron Biomedical Co. Ltd.	34,349	0.0
71,857	(1)	JD.com, Inc. ADR	5,576,822	1.0
24,500		Jiangsu Changshu Rural Commercial Bank Co. Ltd. - A Shares	28,188	0.0
102,000		Jiangsu Expressway Co. Ltd. - H Shares	102,969	0.0
5,920		Jiangsu Hengli Hydraulic Co. Ltd.	62,371	0.0
27,448		Jiangsu Hengrui Medicine Co. Ltd. - A Shares	363,378	0.1
7,800		Jiangsu King's Luck Brewery JSC Ltd.	51,100	0.0
12,100		Jiangsu Shagang Co. Ltd. - A Shares	21,580	0.0
7,176		Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. - A Shares	132,130	0.0
4,600		Jiangsu Yuyue Medical Equipment & Supply Co. Ltd.	22,191	0.0
26,700		Jiangsu Zhongnan Construction Group Co. Ltd.	36,149	0.0
15,600		Jiangsu Zhongtian Technology Co. Ltd. - A Shares	24,108	0.0
124,000		Jiangxi Copper Co., Ltd. - H Shares	139,434	0.0
13,200		Jiangxi Zhengbang Technology Co. Ltd.	35,360	0.0
36,100		Jinke Properties Group Co. Ltd. - A Shares	48,187	0.0
10,000		Jinyu Bio-Technology Co. Ltd.	39,801	0.0
16,200	(1)	Jointown Pharmaceutical Group Co. Ltd.	40,295	0.0
5,200		Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd.	50,295	0.0
4,964		JOYY, Inc. ADR	400,446	0.1
3,800		Juewei Food Co. Ltd.	45,847	0.0
176,000		Kaisa Group Holdings Ltd. - H Shares	90,555	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

5,483	(1)	KE Holdings, Inc. ADR	336,108	0.1
55,500		Kingboard Holdings Ltd.	183,616	0.1
82,500		Kingboard Laminates Holdings Ltd.	114,188	0.0
198,000		Kingdee International Software Group Co., Ltd.	516,444	0.1
70,000		Kingsoft Corp. Ltd.	352,664	0.1
19,500	(1),(2)	Koolearn Technology Holding Ltd.	83,782	0.0
318,000		Kunlun Energy Co. Ltd.	209,982	0.1
6,400		Kweichow Moutai Co. Ltd. - A Shares (Nth SSE-SEHK)	1,574,056	0.3
110,500		KWG Group Holdings Ltd.	190,309	0.1
133,000		Lee & Man Paper Manufacturing Ltd.	96,773	0.0
37,800	(2)	Legend Holdings Corp. - H Shares	46,062	0.0
614,000		Lenovo Group Ltd.	405,954	0.1
13,300		Lens Technology Co. Ltd. - A Shares	63,426	0.0
39,100		Leo Group Co. Ltd. - A Shares	16,702	0.0
12,100		Lepu Medical Technology Beijing Co. Ltd. - A Shares	60,068	0.0
177,500		Li Ning Co. Ltd.	835,191	0.2
12,600		Liaoning Cheng Da Co. Ltd. - A Shares	43,280	0.0
36,600		Lingyi iTech Guangdong Co. - A Shres	60,641	0.0
120,000		Logan Group Co. Ltd.	190,943	0.1
8,300		Lomon Billions Group Co. Ltd.	28,531	0.0
155,000	(2)	Longfor Group Holdings Ltd.	878,258	0.2
12,400		LONGi Green Energy Technology Co. Ltd. - A Shares	137,190	0.0
37,466		Luxshare Precision Industry Co. Ltd. - A Shares	316,374	0.1
114,500	(2)	Luye Pharma Group Ltd. - H Shares	66,865	0.0
7,000		Luzhou Laojiao Co. Ltd. - A Shares	148,223	0.0
8,190		Mango Excellent Media Co. Ltd. - A Shares	81,395	0.0
500		Maxscend Microelectronics Co. Ltd. - A Shares	27,855	0.0
24,480	(1)	Meinian Onehealth Healthcare Holdings Co. Ltd. - A Shares	51,146	0.0
300,400	(1)	Meituan Dianping- Class B	9,462,992	1.7
84,800		Metallurgical Corp. of China Ltd. - A Shares	33,138	0.0
13,089		Momo, Inc. ADR	180,105	0.0
19,380		Muyuan Foods Co. Ltd. - A Shares	211,379	0.1
17,400		NanJi E-Commerce Co. Ltd.	44,191	0.0
6,760		Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.	44,626	0.0
22,800		Nanjing Securities Co. Ltd.	47,651	0.0
6,000	(1)	Nanyang Topsec Technologies Group, Inc. - A Shares	20,358	0.0
25,900		NARI Technology Co. Ltd. - A Shares	75,299	0.0
2,800		NAURA Technology Group Co. Ltd.	66,073	0.0
14,800		NavInfo Co. Ltd.	32,138	0.0
6,941		NetEase, Inc. ADR	3,155,865	0.6
10,700		New China Life Insurance Co. Ltd. - A Shares	97,996	0.0
71,300		New China Life Insurance Co. Ltd. - H Shares	268,025	0.1
19,800		New Hope Liuhe Co. Ltd. - A Shares	80,795	0.0
12,118	(1)	New Oriental Education & Technology Group, Inc. ADR	1,811,641	0.3
132,000		Nine Dragons Paper Holdings Ltd.	166,655	0.0
4,800		Ninestar Corp. - A Shares	20,180	0.0
89,838	(1)	NIO, Inc. ADR	1,906,362	0.4
3,119	(1)	Noah Holdings Ltd. ADR	81,312	0.0
7,500		Offcn Education Technology Co. Ltd. - A Shares	36,037	0.0
46,100		Offshore Oil Engineering Co. Ltd.	30,635	0.0
19,100		OFILM Group Co. Ltd. - A Shares	40,766	0.0
1,820		Oppein Home Group, Inc. - A Shares	28,912	0.0
41,500		Orient Securities Co. Ltd./China - A Shares	67,621	0.0
28,200		Oriental Pearl Group Co. Ltd. - A Shares	40,277	0.0
3,200		Ovctek China, Inc.	29,325	0.0
59,200	(1)	Pacific Securities Co. Ltd./The/China	35,585	0.0
776,000		Peoples Insurance Co. Group of China Ltd. - H Shares	230,929	0.1
12,900		Perfect World Co. Ltd./China - A Shares	63,310	0.0
129,400		PetroChina Co. Ltd. - A Shares	78,204	0.0
1,758,000		PetroChina Co., Ltd. - H Shares	517,339	0.1
599,244		PICC Property & Casualty Co., Ltd. - H Shares	420,944	0.1
22,547	(1)	Pinduoduo, Inc. ADR	1,671,860	0.3
103,600		Ping An Bank Co. Ltd. - A Shares	231,802	0.1
31,600	(1),(2),(3)	Ping An Healthcare and Technology Co. Ltd.	407,730	0.1
49,800		Ping An Insurance Group Co. of China Ltd. - A Shares	559,980	0.1
506,500		Ping An Insurance Group Co. of China Ltd. - H Shares	5,257,900	1.0
62,500		Poly Developments and Holdings Group Co. Ltd. - A Shares	146,709	0.0
7,200	(3)	Poly Property Services Co. Ltd.	56,302	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

810,000	(2)	Postal Savings Bank of China Co. Ltd. - H Shares	341,223	0.1
82,800		Power Construction Corp. of China Ltd. - A Shares	46,037	0.0
1,000		Proya Cosmetics Co. Ltd. - A Shares	21,217	0.0
30,100		RiseSun Real Estate Development Co. Ltd. - A Shares	33,859	0.0
30,800		Rongsheng Petro Chemical Co. Ltd. - A Shares	85,159	0.0
39,600		SAIC Motor Corp. Ltd. - A Shares	111,606	0.0
24,600		Sanan Optoelectronics Co. Ltd. - A Shares	88,994	0.0
1,300		Sangfor Technologies, Inc.	40,546	0.0
42,100		Sany Heavy Industry Co. Ltd. - A Shares	154,654	0.0
25,100		SDIC Capital Co. Ltd. - A Shares	56,733	0.0
46,400		SDIC Power Holdings Co. Ltd. - A Shares	61,639	0.0
190,000		Seazen Group Ltd.	161,848	0.0
13,600		Seazen Holdings Co. Ltd. - A Shares	70,181	0.0
290,400	(1)	Semiconductor Manufacturing International Corp.	679,869	0.1
15,600		SF Holding Co. Ltd. - A Shares	187,158	0.1
900		SG Micro Corp. - A Shares	39,718	0.0
53,300		Shaanxi Coal Industry Co. Ltd. - A Shares	65,953	0.0
20,964		Shandong Gold Mining Co. Ltd. - A Shares	78,493	0.0
10,700		Shandong Hualu Hengsheng Chemical Co. Ltd.	38,658	0.0
9,300		Shandong Linglong Tyre Co. Ltd. - A Shares	40,034	0.0
7,600		Shandong Sinocera Functional Material Co. Ltd.	41,720	0.0
212,000		Shandong Weigao Group Medical Polymer Co., Ltd. - H Shares	424,174	0.1
5,300		Shanghai Baosight Software Co. Ltd.	56,549	0.0
50,700		Shanghai Construction Group Co. Ltd. - A Shares	23,085	0.0
54,300	(1)	Shanghai Electric Group Co. Ltd. - A Shares	40,171	0.0
234,000	(1)	Shanghai Electric Group Co., Ltd. - H Shares	63,363	0.0
11,200		Shanghai Fosun Pharmaceutical Group Co. Ltd. - A Shares	81,096	0.0
45,500		Shanghai Fosun Pharmaceutical Group Co. Ltd. - H Shares	190,477	0.1
28,000		Shanghai Industrial Holdings Ltd.	37,461	0.0
5,600		Shanghai Industrial Urban Development Group Ltd.	539	0.0
5,900		Shanghai International Airport Co. Ltd. - A Shares	59,905	0.0
51,500		Shanghai International Port Group Co. Ltd. - A Shares	31,754	0.0
118,533	(1)	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. - A Shares	99,458	0.0
6,000		Shanghai M&G Stationery, Inc.	59,989	0.0
79,200		Shanghai Pharmaceuticals Holding Co. Ltd. - H Shares	132,839	0.0
153,500		Shanghai Pudong Development Bank Co. Ltd. - A Shares	212,212	0.1
2,200		Shanghai Putailai New Energy Technology Co. Ltd. - A Shares	35,337	0.0
32,400		Shanghai RAAS Blood Products Co. Ltd. - A Shares	39,243	0.0
30,900		Shanghai Tunnel Engineering Co. Ltd. - A Shares	25,581	0.0
28,064		Shanghai Yuyuan Tourist Mart Group Co. Ltd.	36,474	0.0
28,000	(1)	Shanxi Meijin Energy Co. Ltd.	24,971	0.0
30,420		Shanxi Securities Co. Ltd. - A Shares	35,732	0.0
4,400		Shanxi Xinghuacun Fen Wine Factory Co. Ltd. - A Shares	128,570	0.0
48,800		Shenergy Co. Ltd. - A Shares	39,480	0.0
12,900		Shengyi Technology Co. Ltd.	44,481	0.0
2,020		Shennan Circuits Co. Ltd.	34,894	0.0
134,800		Shenwan Hongyuan Group Co. Ltd. - A Shares	105,568	0.0
46,000		Shenzhen Expressway Co. Ltd. - H Shares	40,180	0.0
2,400		Shenzhen Goodix Technology Co. Ltd.	55,777	0.0
10,700		Shenzhen Inovance Technology Co. Ltd. - A Shares	91,477	0.0
96,750		Shenzhen International Holdings Ltd.	154,361	0.0
220,000		Shenzhen Investment Ltd.	64,593	0.0
8,400		Shenzhen Kaifa Technology Co. Ltd. - A Shares	25,659	0.0
3,400		Shenzhen Kangtai Biological Products Co. Ltd. - A Shares	91,167	0.0
5,500		Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - A Shares	281,732	0.1

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

53,200		Shenzhen Overseas Chinese Town Co. Ltd. - A Shares	53,161	0.0
6,200		Shenzhen Sunway Communication Co. Ltd.	50,013	0.0
70,100		Shenzhou International Group Holdings Ltd.	1,193,725	0.2
5,600		Shijiazhuang Yiling Pharmaceutical Co. Ltd. - A Shares	22,147	0.0
106,000		Shimao Group Holdings Ltd.	442,226	0.1
32,500		Sichuan Chuantou Energy Co. Ltd. - A Shares	46,913	0.0
9,900		Sichuan Kelun Pharmaceutical Co. Ltd. - A Shares	32,408	0.0
4,000		Sichuan Swellfun Co. Ltd.	38,013	0.0
6,000		Silergy Corp.	355,721	0.1
5,037	(1)	Sina Corp.	214,627	0.1
884,250		Sino Biopharmaceutical Ltd.	968,292	0.2
16,000	(4)	Sinolink Securities Co. Ltd. - A Shares	35,921	0.0
312,000		Sino-Ocean Group Holding Ltd.	63,214	0.0
136,500		Sinopec Engineering Group Co. Ltd. - H Shares	50,457	0.0
368,000		Sinopec Shanghai Petrochemical Co. Ltd. - H Shares	67,340	0.0
116,000		Sinopharm Group Co. - H Shares	245,131	0.1
60,500		Sinotruk Hong Kong Ltd.	155,919	0.0
191,500	(1)	Soho China Ltd.	52,071	0.0
13,640		Songcheng Performance Development Co. Ltd. - A Shares	36,712	0.0
18,690		SooChow Securities Co. Ltd. - A Shares	29,518	0.0
55,000		Southwest Securities Co. Ltd. - A Shares	42,709	0.0
6,800		Spring Airlines Co. Ltd. - A Shares	45,023	0.0
132,000		SSY Group Ltd.	75,288	0.0
204,500		Sun Art Retail Group Ltd.	227,047	0.1
218,000		Sunac China Holdings Ltd.	858,875	0.2
54,900		Suning.com Co. Ltd. - A Shares	73,564	0.0
60,700		Sunny Optical Technology Group Co. Ltd.	942,812	0.2
12,200		Sunwoda Electronic Co. Ltd.	48,841	0.0
6,900		Suzhou Dongshan Precision Manufacturing Co. Ltd. - A Shares	27,068	0.0
18,600		Suzhou Gold Mantis Construction Decoration Co. Ltd. - A Shares	26,572	0.0
32,108	(1)	TAL Education Group ADR	2,441,492	0.5
30,500		TBEA Co. Ltd. - A Shares	39,525	0.0
86,300		TCL Technology Group Corp. - A Shares	78,502	0.0
482,800		Tencent Holdings Ltd.	32,609,949	5.9
30,611	(1)	Tencent Music Entertainment Group ADR	452,125	0.1
2,700		Thunder Software Technology Co. Ltd. - A Shares	34,358	0.0
30,600		Tianfeng Securities Co. Ltd. - A Shares	29,286	0.0
16,600		Tianjin Zhonghuan Semiconductor Co. Ltd.	54,227	0.0
12,700		Tianma Microelectronics Co. Ltd. - A Shares	27,718	0.0
10,140	(1)	Tianqi Lithium Corp.	29,823	0.0
15,600		Tianshui Huatian Technology Co. Ltd. - A Shares	31,564	0.0
170,000		Tingyi Cayman Islands Holding Corp.	301,018	0.1
3,900		Toly Bread Co. Ltd.	34,237	0.0
76,400	(1)	Tongcheng-Elong Holdings Ltd.	140,140	0.0
6,600	(1)	TongFu Microelectronics Co. Ltd. - A Shares	22,310	0.0
18,000		Tonghua Dongbao Pharmaceutical Co. Ltd. - A Shares	36,097	0.0
123,400		Tongling Nonferrous Metals Group Co. Ltd. - A Shares	40,543	0.0
24,800		Tongwei Co. Ltd. - A Shares	97,506	0.0
1,200	(1)	Topchoice Medical Corp. - A Shares	37,790	0.0
105,000	(2)	Topsports International Holdings Ltd.	145,977	0.0
25,300		Transfar Zhilian Co. Ltd. - A Shares	20,983	0.0
80,000		Travelsky Technology Ltd. - H Shares	171,947	0.1
40,145	(1)	Trip.com Group Ltd. ADR	1,250,115	0.2
5,900		Tsingtao Brewery Co. Ltd. - A Shares	65,263	0.0
34,000		Tsingtao Brewery Co., Ltd. - H Shares	278,219	0.1
53,200	(1)	Tunghsu Optoelectronic Technology Co. Ltd. - A Shares	23,824	0.0
3,700		Unigroup Guoxin Microelectronics Co. Ltd.	65,150	0.0
106,000		Uni-President China Holdings Ltd.	97,213	0.0
16,800		Unisplendour Corp. Ltd. - A Shares	63,026	0.0
11,200		Universal Scientific Industrial Shanghai Co. Ltd. - A Shares	42,353	0.0
5,800		Venustech Group, Inc.	29,547	0.0
26,000		Vinda International Holdings Ltd.	85,660	0.0
37,756	(1)	Vipshop Holdings Ltd. ADR	590,504	0.1
7,900		Walvax Biotechnology Co. Ltd. - A Shares	59,226	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

13,800	(1)	Wanda Film Holding Co. Ltd.	36,248	0.0
15,000		Wanhua Chemical Group Co. Ltd. - A Shares	153,602	0.0
437,000		Want Want China Holdings Ltd.	305,367	0.1
4,800	(1)	Weibo Corp. ADR	174,864	0.0
33,300		Weichai Power Co. Ltd. - A Shares	74,112	0.0
163,000		Weichai Power Co. Ltd. - H Shares	329,823	0.1
2,700		Weihai Guangwei Composites Co. Ltd.	28,373	0.0
32,120		Wens Foodstuffs Group Co. Ltd. - A Shares	92,480	0.0
29,000		Western Securities Co. Ltd. - A Shares	40,678	0.0
132,000		Wharf Holdings Ltd.	264,736	0.1
2,700		Will Semiconductor Ltd.	70,807	0.0
4,500		Wingtech Technology Co. Ltd. - A Shares	77,646	0.0
13,090		Winning Health Technology Group Co. Ltd.	37,550	0.0
7,400	(1)	Wonders Information Co. Ltd. - A Shares	26,078	0.0
7,990		Wuhan Guide Infrared Co. Ltd. - A Shares	40,636	0.0
11,700		Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. - A Shares	68,520	0.0
19,900		Wuliangye Yibin Co. Ltd. - A Shares	648,785	0.1
12,100		WUS Printed Circuit Kunshan Co. Ltd.	33,620	0.0
11,580		WuXi AppTec Co. Ltd. - A Shares	173,487	0.1
23,568	(2)	WuXi AppTec Co. Ltd. - H Shares	340,811	0.1
82,500	(1),(2)	Wuxi Biologics Cayman, Inc. - H Shares	2,021,916	0.4
5,500		Wuxi Lead Intelligent Equipment Co. Ltd. - A Shares	39,373	0.0
13,300		Wuxi Taiji Industry Co. Ltd. - A Shares	20,130	0.0
43,500		XCMG Construction Machinery Co. Ltd.	35,579	0.0
889,800	(1),(2)	Xiaomi Corp. - B Shares	2,408,711	0.5
66,700		Xinhu Zhongbao Co. Ltd. - A Shares	33,229	0.0
20,700		Xinjiang Goldwind Science & Technology Co. Ltd. - A Shares	31,243	0.0
51,252		Xinjiang Goldwind Science & Technology Co. Ltd. - H Shares	45,094	0.0
350,000		Xinyi Solar Holdings Ltd.	557,987	0.1
9,050	(1),(3)	XPeng, Inc. ADR	181,634	0.0
6,800		Yantai Jereh Oilfield Services Group Co. Ltd.	29,914	0.0
150,000		Yanzhou Coal Mining Co., Ltd. - H Shares	112,094	0.0
3,700		Yealink Network Technology Corp. Ltd.	32,888	0.0
3,500		Yifeng Pharmacy Chain Co. Ltd. - A Shares	51,147	0.0
40,000		Yihai International Holding Ltd.	628,281	0.1
21,420		Yintai Gold Co. Ltd.	33,279	0.0
60,400		Yonghui Superstores Co. Ltd. - A Shares	69,649	0.0
15,860		Yonyou Network Technology Co. Ltd. - A Shares	89,413	0.0
596,000		Yuexiu Property Co. Ltd. - H Shares	117,000	0.0
33,457		Yum China Holdings, Inc.	1,771,548	0.3
14,560		Yunda Holding Co. Ltd. - A Shares	40,128	0.0
7,900		Yunnan Baiyao Group Co. Ltd. - A Shares	118,661	0.0
4,700		Yunnan Energy New Material Co. Ltd.	63,691	0.0
170,000		Yuzhou Properties Co. Ltd. - H Shares	67,699	0.0
5,740	(1)	Zai Lab Ltd. ADR	477,396	0.1
3,700		Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. - A Shares	132,689	0.0
81,000		Zhaojin Mining Industry Co. Ltd. - H Shares	99,620	0.0
26,280	(1)	Zhejiang Century Huatong Group Co. Ltd. - A Shares	36,913	0.0
12,200		Zhejiang Chint Electrics Co. Ltd. - A Shares	54,397	0.0
19,000		Zhejiang Dahua Technology Co. Ltd. - A Shares	57,594	0.0
3,220		Zhejiang Dingli Machinery Co. Ltd.	47,040	0.0
114,000		Zhejiang Expressway Co., Ltd. - H Shares	82,677	0.0
8,560		Zhejiang Huahai Pharmaceutical Co. Ltd.	40,477	0.0
7,300	(1)	Zhejiang Huayou Cobalt Co. Ltd. - A Shares	37,444	0.0
7,000		Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. - A Shares	31,780	0.0
22,600		Zhejiang Longsheng Group Co. Ltd. - A Shares	45,315	0.0
14,800		Zhejiang NHU Co. Ltd.	65,033	0.0
16,250		Zhejiang Sanhua Intelligent Controls Co. Ltd.	53,549	0.0
4,000		Zhejiang Supor Co. Ltd.	46,510	0.0
4,100		Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd.	33,949	0.0
105,000		Zhenro Properties Group Ltd.	64,491	0.0
32,100	(1),(2),(3)	ZhongAn Online P&C Insurance Co. Ltd. - H Shares	160,882	0.0
4,400		Zhongji Innolight Co. Ltd.	32,680	0.0
28,300		Zhongjin Gold Corp. Ltd. - A Shares	42,067	0.0
48,500		Zhongsheng Group Holdings Ltd.	305,090	0.1
44,800		Zhuzhou CSR Times Electric Co., Ltd. - H Shares	150,529	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

123,900		Zijin Mining Group Co. Ltd. - A Shares	113,058	0.0
464,000		Zijin Mining Group Co., Ltd. - H Shares	296,611	0.1
109,400		Zoomlion Heavy Industry Science and Technology Co. Ltd. - H Shares	105,700	0.0
52,000	(1)	Zoomlion Heavy Industry Science and Technology Co. Ltd. - A Shares	62,169	0.0
22,000		ZTE Corp. - A Shares	107,528	0.0
63,640		ZTE Corp. - H Shares	153,003	0.0
34,060		ZTO Express Cayman, Inc. ADR	1,019,075	0.2
			226,504,485	41.1

		Colombia: 0.2%
20,086		Bancolombia SA	127,433	0.0
9,841		BanColombia SA ADR	251,438	0.1
418,946		Ecopetrol SA	207,448	0.0
19,055		Grupo de Inversiones Suramericana SA	102,669	0.0
39,204		Interconexion Electrica SA ESP	208,774	0.1
			897,762	0.2

		Czech Republic: 0.1%
14,308		CEZ AS	270,545	0.1
6,610	(1)	Komercni Banka AS	139,277	0.0
49,805	(2)	Moneta Money Bank AS	114,367	0.0
			524,189	0.1

		Egypt: 0.1%
120,177		Commercial International Bank Egypt SAE	507,260	0.1
79,900		Eastern Co. SAE	61,101	0.0
65,195		ElSewedy Electric Co.	28,369	0.0
			596,730	0.1

		Greece: 0.1%
4,349	(1),(4)	FF Group	–	–
19,971		Hellenic Telecommunications Organization SA	287,629	0.1
9,381		Jumbo SA	164,246	0.0
5,588		Motor Oil Hellas Corinth Refineries SA	65,815	0.0
16,165		OPAP S.A.	153,292	0.0
			670,982	0.1

		Hungary: 0.2%
34,570	(1)	MOL Hungarian Oil & Gas PLC	188,169	0.0
18,878	(1)	OTP Bank Nyrt	568,204	0.1
12,223		Richter Gedeon Nyrt	258,005	0.1
			1,014,378	0.2

		India: 8.1%
42,822		Adani Ports & Special Economic Zone, Ltd.	199,393	0.0
54,691		Ambuja Cements Ltd.	160,987	0.0
24,316		Asian Paints Ltd.	655,183	0.1
24,833		Aurobindo Pharma Ltd.	268,912	0.1
12,871	(1),(2)	Avenue Supermarts Ltd.	384,792	0.1
191,053	(1)	Axis Bank Ltd.	1,105,695	0.2
5,893		Bajaj Auto Ltd.	230,369	0.0
15,188		Bajaj Finance Ltd.	680,452	0.1
3,279		Bajaj Finserv Ltd.	261,497	0.1
61,722	(1),(2)	Bandhan Bank Ltd.	230,458	0.0
18,799		Berger Paints India Ltd.	148,977	0.0
19,260		Bharat Forge Ltd.	117,234	0.0
56,116		Bharat Petroleum Corp. Ltd.	268,577	0.1
106,376		Bharti Airtel Ltd.	608,209	0.1
24,540		Bharti Infratel Ltd.	58,446	0.0
21,470	(1)	Biocon Ltd.	130,266	0.0
519		Bosch Ltd.	96,716	0.0
4,971		Britannia Industries Ltd.	256,551	0.1
30,242		Cipla Ltd.	317,809	0.1
102,707		Coal India Ltd.	162,099	0.0
4,987		Colgate-Palmolive India Ltd.	97,049	0.0
16,169		Container Corp. Of India Ltd.	80,655	0.0
46,271		Dabur India Ltd.	320,735	0.1
6,480		Divis Laboratories Ltd.	268,276	0.1
48,591		DLF Ltd.	100,952	0.0
9,860		Dr Reddys Laboratories Ltd.	690,523	0.1
11,420		Eicher Motors Ltd.	340,959	0.1
131,700		GAIL India Ltd.	155,622	0.0
33,998		Godrej Consumer Products Ltd.	335,309	0.1
25,654		Grasim Industries Ltd.	259,673	0.1
21,453		Havells India Ltd.	197,323	0.0
91,755		HCL Technologies Ltd.	1,011,609	0.2
4,443	(2)	HDFC Asset Management Co. Ltd.	137,209	0.0
59,868	(1),(2)	HDFC Life Insurance Co., Ltd.	454,489	0.1
8,240		Hero Motocorp Ltd.	351,711	0.1
99,794		Hindalco Industries Ltd.	238,451	0.0
53,538		Hindustan Petroleum Corp. Ltd.	131,055	0.0
69,208		Hindustan Unilever Ltd.	1,944,933	0.4
138,569		Housing Development Finance Corp.	3,284,459	0.6
429,887	(1)	ICICI Bank Ltd.	2,078,611	0.4
16,928	(2)	ICICI Lombard General Insurance Co. Ltd.	298,136	0.1
29,308	(2)	ICICI Prudential Life Insurance Co. Ltd.	167,689	0.0
162,101		Indian Oil Corp. Ltd.	162,513	0.0
13,487		Indraprastha Gas Ltd.	71,038	0.0
5,380		Info Edge India Ltd.	265,623	0.1
286,902		Infosys Ltd.	3,944,945	0.7
7,519	(1),(2)	InterGlobe Aviation Ltd.	126,874	0.0
248,862		ITC Ltd.	581,384	0.1
71,166		JSW Steel Ltd.	269,289	0.1
6,163		Jubilant Foodworks Ltd.	195,140	0.0
39,431		Larsen & Toubro Ltd.	483,502	0.1
23,164		LIC Housing Finance Ltd.	87,115	0.0
19,385		Lupin Ltd.	265,043	0.1
62,963		Mahindra & Mahindra Ltd.	520,559	0.1
39,072		Marico Ltd.	192,456	0.0
10,190		Maruti Suzuki India Ltd.	934,181	0.2
78,234		Motherson Sumi Systems Ltd.	122,452	0.0
1,938		Nestle India Ltd.	418,237	0.1
199,947		NTPC Ltd.	231,340	0.0
216,459		Oil & Natural Gas Corp., Ltd.	203,684	0.0
451		Page Industries Ltd.	130,608	0.0
53,532		Petronet LNG Ltd.	160,392	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

10,516		Pidilite Industries Ltd.	204,669	0.0
7,950		Piramal Enterprises, Ltd.	135,475	0.0
153,893		Power Grid Corp. of India Ltd.	339,398	0.1
53,171		REC Ltd.	71,646	0.0
240,262		Reliance Industries Ltd.	7,286,645	1.3
33,636	(1),(2)	SBI Life Insurance Co. Ltd.	370,150	0.1
755		Shree Cement Ltd.	208,010	0.0
6,480		Shriram Transport Finance Co. Ltd.	54,696	0.0
4,800		Siemens, Ltd.	82,407	0.0
150,443	(1)	State Bank of India	379,725	0.1
72,344		Sun Pharmaceutical Industries Ltd.	491,949	0.1
75,664		Tata Consultancy Services Ltd.	2,559,897	0.5
36,051		Tata Consumer Products Ltd.	244,587	0.0
145,174	(1)	Tata Motors Ltd.	263,398	0.1
28,904		Tata Steel Ltd.	141,656	0.0
40,167		Tech Mahindra Ltd.	432,299	0.1
26,128		Titan Co., Ltd.	426,511	0.1
4,195		Torrent Pharmaceuticals Ltd.	159,413	0.0
9,805		Ultratech Cement Ltd.	539,777	0.1
24,506	(1)	United Spirits Ltd.	171,524	0.0
41,769		UPL Ltd.	285,683	0.1
158,567		Vedanta Ltd.	295,781	0.1
97,719		Wipro Ltd.	415,850	0.1
73,711		Zee Entertainment Enterprises Ltd.	209,527	0.0
			44,425,098	8.1

		Indonesia: 1.2%
497,900		Ace Hardware Indonesia Tbk PT	53,427	0.0
1,055,700		Adaro Energy Tbk PT	81,084	0.0
1,695,200		Astra International Tbk PT	510,409	0.1
830,900		Bank Central Asia Tbk PT	1,516,730	0.3
1,577,400		Bank Mandiri Persero TBK PT	527,523	0.1
647,400		Bank Negara Indonesia Persero Tbk PT	194,202	0.0
4,685,900		Bank Rakyat Indonesia	961,333	0.2
2,341,900	(1)	Barito Pacific Tbk PT	125,190	0.0
632,800		Charoen Pokphand Indonesia Tbk PT	242,226	0.1
40,000	(1)	Gudang Garam Tbk PT	107,779	0.0
690,000		Hanjaya Mandala Sampoerna Tbk PT	65,261	0.0
213,600		Indah Kiat Pulp and Paper Corp. Tbk PT	129,657	0.0
119,300		Indocement Tunggal Prakarsa Tbk PT	83,583	0.0
188,100		Indofood CBP Sukses Makmur TBK PT	127,496	0.0
374,200		Indofood Sukses Makmur Tbk PT	180,479	0.0
1,858,900		Kalbe Farma Tbk PT	194,227	0.1
951,000		Perusahaan Gas Negara Tbk PT	59,499	0.0
252,700		Semen Indonesia Persero Tbk PT	156,335	0.0
4,173,500		Telekomunikasi Indonesia Persero Tbk PT	720,613	0.1
641,700		Unilever Indonesia Tbk PT	350,152	0.1
144,400		United Tractors Tbk PT	221,861	0.1
291,900		XL Axiata Tbk PT	40,028	0.0
			6,649,094	1.2

		Malaysia: 1.7%
124,800		AMMB Holdings Bhd	90,339	0.0
237,900		Axiata Group Bhd	169,440	0.0
11,800		Carlsberg Brewery Malaysia Bhd	58,954	0.0
519,900		CIMB Group Holdings Bhd	386,092	0.1
335,442		Dialog Group BHD	307,799	0.1
269,300		Digi.Com BHD	261,779	0.1
10,400		Fraser & Neave Holdings Bhd	80,464	0.0
139,100		Gamuda BHD	117,046	0.0
186,900		Genting Bhd	143,431	0.0
253,000		Genting Malaysia BHD	126,838	0.0
26,100		Genting Plantations Bhd	62,239	0.0
52,000		HAP Seng Consolidated Bhd	89,562	0.0
143,900		Hartalega Holdings Bhd	563,612	0.1
55,272		Hong Leong Bank BHD	200,556	0.0
15,192		Hong Leong Financial Group Bhd	52,428	0.0
187,300		IHH Healthcare Bhd	235,003	0.1
201,700		IOI Corp. Bhd	216,754	0.0
44,900		Kossan Rubber Industries	148,473	0.0
38,400		Kuala Lumpur Kepong Bhd	210,427	0.0
332,800		Malayan Banking BHD	578,941	0.1
99,200		Malaysia Airports Holdings Bhd	113,928	0.0
198,600		Maxis Bhd	243,156	0.1
111,800		MISC Bhd	202,288	0.0
6,100		Nestle Malaysia Bhd	207,680	0.0
205,900		Petronas Chemicals Group Bhd	278,978	0.1
25,600		Petronas Dagangan BHD	121,722	0.0
69,000		Petronas Gas BHD	273,606	0.1
53,180		PPB Group Bhd	243,492	0.1
113,200		Press Metal Aluminium Holdings Bhd	140,386	0.0
248,100		Public Bank BHD	938,354	0.2
66,000		QL Resources Bhd	155,902	0.0
139,476		RHB Bank Bhd	153,577	0.0
221,100		Sime Darby Bhd	132,785	0.0
185,100		Sime Darby Plantation Bhd	225,426	0.1
121,800	(1)	Supermax Corp. Bhd	248,208	0.1
86,100		Telekom Malaysia BHD	85,768	0.0
193,900		Tenaga Nasional BHD	490,651	0.1
393,300		Top Glove Corp. Bhd	788,570	0.2
56,600		Westports Holdings Bhd	52,941	0.0
297,234		YTL Corp. Bhd	48,405	0.0
			9,246,000	1.7

		Mexico: 1.6%
251,800		Alfa SA de CV	156,012	0.0
2,838,300		America Movil SAB de CV	1,772,694	0.3
38,100		Arca Continental SAB de CV	164,227	0.0
20,700		Becle SAB de CV	42,090	0.0
1,267,621		Cemex SA de CV	480,987	0.1

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

46,000		Coca-Cola Femsa SAB de CV	186,484	0.0
262,900		Fibra Uno Administracion SA de CV	207,595	0.1
164,100		Fomento Economico Mexicano SAB de CV	921,747	0.2
18,985		Gruma SAB de CV	210,100	0.1
32,955		Grupo Aeroportuario del Pacifico SA de CV	264,397	0.1
17,680	(1)	Grupo Aeroportuario del Sureste SA de CV	205,173	0.0
134,300		Grupo Bimbo SAB de CV	249,875	0.1
33,100		Grupo Carso SAB de CV	67,438	0.0
218,977	(1)	Grupo Financiero Banorte	756,514	0.1
205,700	(1)	Grupo Financiero Inbursa SA	158,986	0.0
261,000		Grupo Mexico SA de CV Series B	664,319	0.1
205,600	(1)	Grupo Televisa S.A.	254,123	0.1
11,870		Industrias Penoles, S.A. de C.V.	191,346	0.0
45,600		Infraestructura Energetica Nova SAB de CV	137,141	0.0
129,700		Kimberly-Clark de Mexico SA de CV	204,948	0.0
29,100		Megacable Holdings SAB de CV	84,267	0.0
85,650		Orbia Advance Corp. SAB de CV	149,442	0.0
19,725	(1)	Promotora y Operadora de Infraestructura SAB de CV	138,726	0.0
7,302		Southern Copper Corp.	330,561	0.1
438,300		Wal-Mart de Mexico SAB de CV	1,048,796	0.2
			9,047,988	1.6

		Pakistan: 0.0%
57,700		Habib Bank Ltd.	45,513	0.0
30,900		MCB Bank Ltd.	32,404	0.0
55,100		Oil & Gas Development Co. Ltd.	34,353	0.0
			112,270	0.0

		Peru: 0.2%
18,705	(3)	Cia de Minas Buenaventura SAA ADR	228,575	0.1
5,738		Credicorp Ltd.	711,455	0.1
			940,030	0.2

		Philippines: 0.7%
168,320		Aboitiz Equity Ventures, Inc.	160,876	0.0
139,200		Aboitiz Power Corp.	73,447	0.0
24,105		Ayala Corp.	344,671	0.1
682,890		Ayala Land, Inc.	420,289	0.1
78,020		Bank of the Philippine Islands	103,304	0.0
169,979		BDO Unibank, Inc.	303,307	0.1
2,670		Globe Telecom, Inc.	114,525	0.0
8,200		GT Capital Holdings, Inc.	65,629	0.0
86,380		International Container Terminal Services, Inc.	197,065	0.0
242,570		JG Summit Holdings, Inc.	302,221	0.1
34,520		Jollibee Foods Corp.	103,487	0.0
18,940		Manila Electric Co.	106,185	0.0
997,400	(1)	Megaworld Corp.	61,222	0.0
1,088,100		Metro Pacific Investments Corp.	78,624	0.0
149,212		Metropolitan Bank & Trust Co.	118,132	0.0
7,640		PLDT, Inc.	209,956	0.1
49,300		Puregold Price Club, Inc.	49,963	0.0
207,595		Robinsons Land Corp.	61,174	0.0
20,202		SM Investments Corp.	368,429	0.1
859,400		SM Prime Holdings, Inc.	523,731	0.1
75,090		Universal Robina Corp.	208,257	0.0
			3,974,494	0.7

		Poland: 0.6%
15,585	(1)	Bank Polska Kasa Opieki SA	203,013	0.0
5,781	(1)	CD Projekt SA	625,954	0.1
21,349	(1)	Cyfrowy Polsat SA	149,418	0.0
4,251	(1),(2)	Dino Polska SA	250,068	0.1
7,549		Grupa Lotos SA	67,335	0.0
12,206	(1)	KGHM Polska Miedz SA	373,527	0.1
113	(1)	LPP SA	192,033	0.0
1,233	(1)	mBank SA	53,229	0.0
69,220	(1)	PGE Polska Grupa Energetyczna SA	114,942	0.0
25,202		Polski Koncern Naftowy Orlen	299,100	0.1
144,641		Polskie Gornictwo Naftowe I Gazownictwo SA	189,229	0.0
74,039	(1)	Powszechna Kasa Oszczednosci Bank Polski SA	406,357	0.1
50,549	(1)	Powszechny Zaklad Ubezpieczen SA	324,380	0.1
2,943	(1)	Santander Bank Polska SA	108,519	0.0
51,152	(1)	Orange Polska SA	90,530	0.0
			3,447,634	0.6

		Qatar: 0.8%
155,367		Barwa Real Estate Co.	149,539	0.0
152,142		Commercial Bank PQSC	169,953	0.0
151,809		Industries Qatar QSC	412,445	0.1
308,271		Masraf Al Rayan	352,983	0.1
388,643		Mesaieed Petrochemical Holding Co.	222,007	0.0
62,187		Ooredoo QPSC	114,571	0.0
47,987		Qatar Electricity & Water Co. QSC	223,199	0.1
42,950		Qatar Fuel QSC	209,184	0.0
58,543		Qatar International Islamic Bank QSC	135,107	0.0
97,494		Qatar Islamic Bank SAQ	442,282	0.1
380,892		Qatar National Bank QPSC	1,906,909	0.4
			4,338,179	0.8

		Romania: 0.0%
33,676		NEPI Rockcastle PLC	138,749	0.0

		Russia: 2.9%
220,510		Alrosa PJSC	209,155	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

999,388		Gazprom PJSC	2,187,906	0.4
3,103,111		Inter RAO UES PJSC	223,657	0.1
35,202		Lukoil PJSC	2,022,469	0.4
30,837		Magnit PJSC GDR	459,685	0.1
167,943		Magnitogorsk Iron & Steel Works PJSC	83,357	0.0
5,370		MMC Norilsk Nickel OJSC	1,297,150	0.2
38,288		Mobile TeleSystems PJSC ADR	334,254	0.0
118,045		Moscow Exchange MICEX-RTS PJ	222,172	0.0
7,737		Novatek PJSC GDR	1,059,077	0.2
102,139		Novolipetsk Steel PJSC	225,484	0.1
10,418		PhosAgro OJSC GDR	125,231	0.0
19,798		Polymetal International PLC	433,040	0.1
2,869		Polyus PJSC	600,525	0.1
98,670		Rosneft Oil Co. PJSC	486,095	0.1
914,213	(1)	Sberbank of Russia PJSC	2,674,354	0.5
17,547		Severstal PAO	223,632	0.0
613,232		Surgutneftegas PJSC	272,790	0.1
120,890		Tatneft PJSC	717,217	0.1
278,997,930	(1)	VTB Bank PJSC	123,530	0.0
626		X5 Retail Group N.V. - FIVEL GDR	23,134	0.0
9,764		X5 Retail Group NV - FIVE GDR	362,834	0.1
23,791	(1)	Yandex NV	1,552,363	0.3
			15,919,111	2.9

		Saudi Arabia: 2.7%
4,044		Abdullah Al Othaim Markets Co.	139,948	0.0
9,268		Advanced Petrochemical Co.	146,307	0.0
103,861		Al Rajhi Bank	1,820,416	0.3
87,934	(1)	Alinma Bank	383,709	0.1
21,334		Almarai Co. JSC	301,691	0.1
52,634		Arab National Bank	285,667	0.1
32,176		Bank AlBilad	207,750	0.0
29,935		Bank Al-Jazira	112,055	0.0
50,627		Banque Saudi Fransi	437,583	0.1
5,488	(1)	Bupa Arabia for Cooperative Insurance Co.	179,923	0.0
4,860	(1)	Co for Cooperative Insurance/The	112,953	0.0
38,916	(1)	Dar Al Arkan Real Estate Development Co.	97,459	0.0
26,450	(1)	Emaar Economic City	71,046	0.0
33,571	(1)	Etihad Etisalat Co.	255,962	0.1
5,167		Jarir Marketing Co.	258,678	0.1
124,293		National Commercial Bank	1,234,670	0.2
23,372	(1)	National Industrialization Co.	82,898	0.0
15,728	(1)	Rabigh Refining & Petrochemical Co.	65,611	0.0
114,101		Riyad Bank	568,649	0.1
29,398		Sahara International Petrochemical Co.	129,702	0.0
83,454		Samba Financial Group	600,258	0.1
4,028		Saudi Airlines Catering Co.	88,702	0.0
17,536		Saudi Arabian Fertilizer Co.	383,713	0.1
36,934	(1)	Saudi Arabian Mining Co.	412,984	0.1
173,306	(2)	Saudi Arabian Oil Co.	1,659,739	0.3
76,087		Saudi Basic Industries Corp.	1,796,969	0.3
61,785		Saudi British Bank/The	417,268	0.1
5,585		Saudi Cement Co.	86,510	0.0
70,778		Saudi Electricity Co.	324,979	0.1
17,604		Saudi Industrial Investment Group	109,404	0.0
59,684	(1)	Saudi Kayan Petrochemical Co.	186,487	0.0
50,517		Saudi Telecom Co.	1,354,622	0.2
23,090		Savola Group/The	295,975	0.1
21,547		Yanbu National Petrochemical Co.	337,833	0.1
			14,948,120	2.7

		Singapore: 0.0%
17,100	(2)	BOC Aviation Ltd.	117,171	0.0

		South Africa: 3.4%
60,846		Absa Group Ltd.	322,395	0.1
4,612		Anglo American Platinum Ltd.	319,312	0.1
35,126		AngloGold Ashanti Ltd.	918,885	0.2
33,399	(1)	Aspen Pharmacare Holdings Ltd.	238,438	0.0
28,305		Bid Corp. Ltd.	435,481	0.1
24,894		Bidvest Group Ltd.	204,394	0.0
6,715		Capitec Bank Holdings Ltd.	413,585	0.1
21,643		Clicks Group Ltd.	287,277	0.1
34,653		Discovery Ltd.	263,111	0.1
21,585	(3)	Exxaro Resources Ltd.	159,917	0.0
394,997		FirstRand Ltd.	969,273	0.2
74,629		Gold Fields Ltd.	912,982	0.2
267,474		Growthpoint Properties Ltd.	195,514	0.0
42,777	(1)	Harmony Gold Mining Co., Ltd.	226,445	0.0
67,296	(3)	Impala Platinum Holdings Ltd.	584,715	0.1
5,410		Kumba Iron Ore Ltd.	159,813	0.0
113,261		Life Healthcare Group Holdings Ltd.	115,140	0.0
92,504		MMI Holdings	85,601	0.0
22,243		Mr Price Group Ltd.	174,418	0.0
142,758		MTN Group Ltd.	478,973	0.1
38,427		MultiChoice Group	221,972	0.0
36,682		Naspers Ltd.	6,478,918	1.2
32,604		Nedbank Group Ltd.	195,103	0.0
30,473	(1)	Northam Platinum Ltd.	309,732	0.1
390,716		Old Mutual Ltd.	240,832	0.0
56,518		Rand Merchant Investment Holdings Ltd.	97,953	0.0
12,201		Reinet Investments SCA	211,606	0.0
47,155		Remgro Ltd.	263,551	0.1
152,047		Sanlam Ltd.	468,654	0.1
47,779	(1)	Sasol Ltd.	367,366	0.1
43,431	(3)	Shoprite Holdings Ltd.	354,319	0.1
195,017		Sibanye Stillwater Ltd.	541,247	0.1
16,481		Spar Group Ltd.	186,604	0.0
109,899		Standard Bank Group Ltd.	705,855	0.1
13,851		Tiger Brands Ltd.	157,753	0.0
53,642		Vodacom Group Pty Ltd.	393,373	0.1

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

84,952		Woolworths Holdings Ltd./South Africa	178,183	0.0
			18,838,690	3.4

		South Korea: 11.1%
1,456	(1)	Alteogen, Inc.	223,412	0.1
2,739		Amorepacific Corp.	381,846	0.1
2,344		AMOREPACIFIC Group	97,676	0.0
569		BGF retail Co. Ltd.	60,177	0.0
21,609		BNK Financial Group, Inc.	93,497	0.0
5,770	(1)	Celltrion Healthcare Co. Ltd.	432,820	0.1
1,444	(1)	Celltrion Pharm, Inc.	139,509	0.0
8,010	(1)	Celltrion, Inc.	1,761,912	0.3
6,670		Cheil Worldwide, Inc.	119,479	0.0
735		CJ CheilJedang Corp.	248,089	0.1
1,439		CJ Corp.	99,923	0.0
872		CJ ENM Co. Ltd.	106,051	0.0
718	(1)	CJ Logistics Corp.	108,868	0.0
2,398		Daelim Industrial Co., Ltd.	158,492	0.0
3,149	(1)	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	63,892	0.0
4,200		DB Insurance Co. Ltd.	162,316	0.0
4,064		Doosan Bobcat, Inc.	93,812	0.0
1,682		Douzone Bizon Co. Ltd.	149,886	0.0
1,678		E-Mart, Inc.	202,738	0.0
3,983		Fila Holdings Corp.	124,469	0.0
4,655		GS Engineering & Construction Corp.	95,884	0.0
4,281		GS Holdings Corp.	113,344	0.0
1,854		GS Retail Co. Ltd.	53,135	0.0
25,478		Hana Financial Group, Inc.	612,060	0.1
6,190		Hankook Tire & Technology Co. Ltd.	166,801	0.0
561		Hanmi Pharm Co. Ltd.	131,154	0.0
16,043		Hanon Systems Corp.	169,409	0.0
4,067		Hanwha Corp.	87,446	0.0
8,719		Hanwha Solutions Corp.	286,005	0.1
3,780	(1)	HLB, Inc.	333,218	0.1
2,697		Hotel Shilla Co. Ltd.	174,670	0.0
6,686		Hyundai Engineering & Construction Co. Ltd.	173,558	0.0
1,573		Hyundai Glovis Co., Ltd.	193,410	0.0
791		Hyundai Heavy Industries Holdings Co., Ltd.	147,063	0.0
5,364		Hyundai Marine & Fire Insurance Co., Ltd.	102,615	0.0
5,609		Hyundai Mobis Co. Ltd.	1,100,396	0.2
12,966		Hyundai Motor Co.	1,974,983	0.4
6,637		Hyundai Steel Co.	139,481	0.0
21,286		Industrial Bank Of Korea	145,407	0.0
4,818		Kakao Corp.	1,498,174	0.3
8,833		Kangwon Land, Inc.	162,394	0.0
33,384		KB Financial Group, Inc.	1,074,965	0.2
22,272		Kia Motors Corp.	893,150	0.2
2,109	(1)	KMW Co. Ltd.	140,957	0.0
5,877		Korea Aerospace Industries Ltd.	113,979	0.0
21,962	(1)	Korea Electric Power Corp.	382,668	0.1
1,711		Korea Gas Corp.	35,921	0.0
3,492		Korea Investment Holdings Co., Ltd.	215,821	0.1
3,340	(1)	Korea Shipbuilding & Offshore Engineering Co. Ltd.	235,558	0.1
733		Korea Zinc Co., Ltd.	236,570	0.1
6,979	(1)	Korean Air Lines Co. Ltd.	112,185	0.0
9,878		KT&G Corp.	697,604	0.1
1,414		Kumho Petrochemical Co. Ltd.	132,652	0.0
3,916		LG Chem Ltd.	2,185,793	0.4
8,000		LG Corp.	507,951	0.1
20,016	(1)	LG Display Co., Ltd.	262,211	0.1
8,953		LG Electronics, Inc.	701,315	0.1
807		LG Household & Health Care Ltd.	995,883	0.2
1,248		LG Innotek Co. Ltd.	164,696	0.0
18,805		LG Uplus Corp.	184,753	0.0
1,475		Lotte Chemical Corp.	247,274	0.1
2,203		Lotte Corp.	53,682	0.0
1,059		Lotte Shopping Co. Ltd.	71,000	0.0
25,871		Meritz Securities Co. Ltd.	71,696	0.0
24,412		Mirae Asset Daewoo Co., Ltd.	176,628	0.0
10,408		NAVER Corp.	2,644,893	0.5
1,403		NCSoft Corp.	966,854	0.2
1,837	(1),(2)	Netmarble Corp.	259,895	0.1
8,349		NH Investment & Securities Co., Ltd.	65,199	0.0
2,026		Orion Corp./Republic of Korea	227,016	0.1
129		Ottogi Corp.	62,734	0.0
26,179	(1)	Pan Ocean Co. Ltd.	76,221	0.0
489	(1)	Pearl Abyss Corp.	84,210	0.0
6,237		POSCO	1,044,160	0.2
1,791		POSCO Chemical Co., Ltd.	128,050	0.0
4,796		Posco International Corp.	54,766	0.0
1,370		S-1 Corp.	102,728	0.0
1,401	(1),(2)	Samsung Biologics Co. Ltd.	825,942	0.2
7,128		Samsung C&T Corp.	639,691	0.1
2,025		Samsung Card Co.	48,891	0.0
4,791		Samsung Electro-Mechanics Co. Ltd.	567,779	0.1
401,949		Samsung Electronics Co., Ltd.	19,954,421	3.6
12,800	(1)	Samsung Engineering Co. Ltd.	115,001	0.0
2,589		Samsung Fire & Marine Insurance Co. Ltd.	403,325	0.1
38,642	(1)	Samsung Heavy Industries Co., Ltd.	175,654	0.0
5,824		Samsung Life Insurance Co. Ltd.	303,946	0.1
4,651		Samsung SDI Co., Ltd.	1,718,165	0.3
2,961		Samsung SDS Co. Ltd.	428,656	0.1
5,056		Samsung Securities Co. Ltd.	132,123	0.0
1,490		Seegene, Inc.	331,763	0.1
2,385	(1)	Shin Poong Pharmaceutical Co. Ltd.	256,976	0.1
38,654		Shinhan Financial Group Co., Ltd.	906,845	0.2
628		Shinsegae, Inc.	113,629	0.0
2,965		SK Holdings Co. Ltd.	500,623	0.1
46,014		SK Hynix, Inc.	3,298,410	0.6
4,692		SK Innovation Co. Ltd.	556,077	0.1
2,802		SK Telecom Co., Ltd.	569,595	0.1

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

3,841		S-Oil Corp.	168,692	0.0
4,089		Coway Co. Ltd.	278,099	0.1
46,116		Woori Financial Group, Inc.	337,204	0.1
4,213		Yuhan Corp.	231,380	0.1
			61,163,996	11.1

		Taiwan: 12.5%
43,000		Accton Technology Corp.	332,677	0.1
265,462		Acer, Inc.	228,734	0.0
32,659		Advantech Co. Ltd.	330,487	0.1
10,000		Airtac International Group	227,489	0.0
282,243		ASE Industrial Holding Co. Ltd.	581,105	0.1
187,356		Asia Cement Corp.	269,953	0.1
2,000		ASMedia Technology, Inc.	101,405	0.0
60,000		Asustek Computer, Inc.	527,894	0.1
746,000	(1)	AU Optronics Corp.	290,548	0.1
59,000		Catcher Technology Co., Ltd.	372,791	0.1
658,079		Cathay Financial Holding Co., Ltd.	880,992	0.2
106,050		Chailease Holding Co. Ltd.	485,790	0.1
430,336		Chang Hwa Commercial Bank Ltd.	259,013	0.1
153,650		Cheng Shin Rubber Industry Co. Ltd.	196,651	0.0
48,816		Chicony Electronics Co. Ltd.	142,511	0.0
1,082,000		China Development Financial Holding Corp.	320,042	0.1
225,514		China Life Insurance Co., Ltd.	155,670	0.0
970,535		China Steel Corp.	687,385	0.1
317,000		Chunghwa Telecom Co., Ltd.	1,171,542	0.2
361,000		Compal Electronics, Inc.	238,748	0.0
1,483,170		CTBC Financial Holding Co. Ltd.	947,600	0.2
164,703		Delta Electronics, Inc.	1,081,513	0.2
957,989		E.Sun Financial Holding Co., Ltd.	853,172	0.2
16,386		Eclat Textile Co. Ltd.	204,883	0.0
224,013		Eva Airways Corp.	82,835	0.0
159,142	(1)	Evergreen Marine Corp. Taiwan Ltd.	87,736	0.0
243,685		Far Eastern New Century Corp.	214,081	0.0
131,000		Far EasTone Telecommunications Co., Ltd.	276,682	0.1
33,891		Feng TAY Enterprise Co., Ltd.	204,591	0.0
881,101		First Financial Holding Co., Ltd.	628,778	0.1
296,600		Formosa Chemicals & Fibre Co.	698,415	0.1
90,000		Formosa Petrochemical Corp.	249,750	0.0
321,600		Formosa Plastics Corp.	878,647	0.2
55,000		Formosa Taffeta Co. Ltd.	59,675	0.0
78,849		Foxconn Technology Co., Ltd.	140,958	0.0
556,000		Fubon Financial Holding Co., Ltd.	809,044	0.2
26,000		Giant Manufacturing Co., Ltd.	246,359	0.0
18,000		Globalwafers Co. Ltd.	240,846	0.0
58,630		Highwealth Construction Corp.	87,581	0.0
22,573		Hiwin Technologies Corp.	224,306	0.0
1,052,170		HON HAI Precision Industry Co., Ltd.	2,828,771	0.5
25,000		Hotai Motor Co. Ltd.	559,592	0.1
707,421		Hua Nan Financial Holdings Co. Ltd.	433,699	0.1
732,439		Innolux Corp.	239,090	0.0
208,000		Inventec Co., Ltd.	162,030	0.0
8,000		Largan Precision Co. Ltd.	936,876	0.2
184,538		Lite-On Technology Corp.	295,575	0.1
127,820		MediaTek, Inc.	2,708,374	0.5
918,826		Mega Financial Holdings Co., Ltd.	886,813	0.2
59,000		Micro-Star International Co., Ltd.	272,378	0.1
436,890		Nan Ya Plastics Corp.	903,096	0.2
105,000		Nanya Technology Corp.	211,031	0.0
13,000		Nien Made Enterprise Co. Ltd.	155,351	0.0
50,000		Novatek Microelectronics Corp., Ltd.	461,213	0.1
167,000		Pegatron Corp.	370,808	0.1
12,000		Phison Electronics Corp.	110,669	0.0
202,000		Pou Chen Corp.	183,473	0.0
63,000		Powertech Technology, Inc.	189,457	0.0
48,000		President Chain Store Corp.	436,902	0.1
246,000		Quanta Computer, Inc.	645,984	0.1
41,760		Realtek Semiconductor Corp.	535,294	0.1
52,228		Ruentex Development Co. Ltd.	70,554	0.0
285,349		Shanghai Commercial & Savings Bank Ltd./The	385,117	0.1
935,189		Shin Kong Financial Holding Co., Ltd.	261,336	0.1
886,454		SinoPac Financial Holdings Co., Ltd.	334,249	0.1
30,914		Standard Foods Corp.	65,215	0.0
114,800		Synnex Technology International Corp.	164,501	0.0
841,816		Taishin Financial Holdings Co., Ltd.	374,542	0.1
435,111		Taiwan Business Bank	144,199	0.0
417,119		Taiwan Cement Corp.	600,129	0.1
801,939		Taiwan Cooperative Financial Holding Co. Ltd.	542,906	0.1
162,000		Taiwan High Speed Rail Corp.	177,691	0.0
137,000		Taiwan Mobile Co., Ltd.	457,894	0.1
2,074,000		Taiwan Semiconductor Manufacturing Co., Ltd.	31,201,418	5.7
406,209		Uni-President Enterprises Corp.	879,751	0.2
960,000		United Microelectronics Corp.	946,923	0.2

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

76,000		Vanguard International Semiconductor Corp.	254,247	0.0
27,000		Walsin Technology Corp.	145,482	0.0
29,000		Win Semiconductors Corp.	289,165	0.1
235,000		Winbond Electronics Corp.	114,506	0.0
250,382		Wistron Corp.	259,664	0.1
7,000		Wiwynn Corp.	159,101	0.0
136,280		WPG Holdings Ltd.	183,768	0.0
31,537		Yageo Corp.	387,254	0.1
827,409		Yuanta Financial Holding Co., Ltd.	512,277	0.1
49,000		Zhen Ding Technology Holding Ltd.	215,079	0.0
			68,672,323	12.5

		Thailand: 1.7%
101,900		Advanced Info Service PCL	552,044	0.1
360,900		Airports of Thailand PCL	646,633	0.1
414,200		Asset World Corp. PCL	46,066	0.0
62,100		B Grimm Power PCL	83,142	0.0
40,300		Bangkok Bank PCL - Foreign Reg	122,794	0.0
146,600		Bangkok Commercial Asset Management PCL	92,462	0.0
814,700		Bangkok Dusit Medical Services PCL	499,531	0.1
680,000		Bangkok Expressway & Metro PCL	184,565	0.1
97,900		Berli Jucker PCL	114,132	0.0
645,300		BTS Group Holdings PCL	193,900	0.1
33,600		Bumrungrad Hospital PCL	101,270	0.0
191,200		Central Pattana PCL	257,930	0.1
156,400	(1),(2)	Central Retail Corp. PCL	129,072	0.0
333,500		Charoen Pokphand Foods PCL	295,598	0.1
489,900	(1)	CP ALL PCL (Foreign)	933,897	0.2
25,400		Electricity Generating PCL	150,599	0.0
133,300		Energy Absolute PCL	166,027	0.0
59,900		Global Power Synergy PCL	109,213	0.0
176,300		Gulf Energy Development PCL	170,139	0.0
518,851		Home Product Center PCL	236,554	0.1
140,100		Indorama Ventures PCL	93,834	0.0
193,300		Intouch Holdings PCL	313,766	0.1
840,000		IRPC PCL	51,174	0.0
150,800		Kasikornbank PCL - Foreign	367,095	0.1
284,700		Krung Thai Bank PCL	79,707	0.0
58,400		Krungthai Card PCL	64,596	0.0
703,500		Land & House Pub Co. Ltd.	151,618	0.0
244,300	(1)	Minor International PCL (Foreign)	154,498	0.0
63,500	(1)	Muangthai Capital PCL	99,486	0.0
52,200		Osotspa PCL	57,859	0.0
119,600		PTT Exploration & Production PCL	299,225	0.1
197,300		PTT Global Chemical PCL (Foreign)	246,204	0.1
966,400		PTT PCL (Foreign)	980,791	0.2
73,400		Ratch Group PCL	116,853	0.0
48,900		Robinson PCL	102,009	0.0
66,300		Siam Cement PCL	675,278	0.1
74,900		Siam Commercial Bank PCL	154,240	0.0
58,600		Srisawad Corp. PCL	90,893	0.0
96,500		Thai Oil PCL	97,922	0.0
261,200		Thai Union Group PCL	116,112	0.0
2,062,752		TMB Bank PCL	58,246	0.0
68,600		Total Access Communication PCL	70,133	0.0
931,090		True Corp. PCL	91,539	0.0
			9,618,646	1.7

		Turkey: 0.4%
277,149	(1)	Akbank Turk AS	182,564	0.1
20,024		Anadolu Efes Biracilik Ve Malt Sanayii AS	53,458	0.0
53,150		Aselsan Elektronik Sanayi Ve Ticaret AS	132,965	0.0
39,683		BIM Birlesik Magazalar AS	355,804	0.1
121,195		Eregli Demir ve Celik Fabrikalari TAS	148,549	0.0
5,792		Ford Otomotiv Sanayi AS	65,623	0.0
67,795		Haci Omer Sabanci Holding AS	72,834	0.0
66,915		KOC Holding AS	126,688	0.0
10,048	(1)	Tupras Turkiye Petrol Rafine	103,085	0.0
54,053	(1)	Turk Hava Yollari	72,827	0.0
257,867	(1)	Turk Sise Ve Cam Fabrikalari	244,541	0.0
93,671		Turkcell Iletisim Hizmet AS	182,581	0.1
198,218	(1)	Turkiye Garanti Bankasi A/S	181,172	0.1
114,602	(1)	Turkiye Is Bankasi	79,341	0.0
127,236	(1)	Yapi ve Kredi Bankasi AS	35,114	0.0
			2,037,146	0.4

		United Arab Emirates: 0.5%
239,322		Abu Dhabi Commercial Bank PJSC	369,343	0.1
331,152		Aldar Properties PJSC	182,763	0.0
148,127		Dubai Islamic Bank PJSC	174,676	0.0
217,710	(1)	Emaar Malls PJSC	89,068	0.0
308,149	(1)	Emaar Properties PJSC	236,653	0.1
176,862		Emirates NBD Bank PJSC	516,581	0.1
154,896		Emirates Telecommunications Group Co. PJSC	703,982	0.1
238,023		First Abu Dhabi Bank PJSC	734,479	0.1
			3,007,545	0.5

	Total Common Stock
	(Cost $479,438,897)		528,108,408	95.7

PREFERRED STOCK: 1.9%
		Brazil: 1.2%
378,135		Banco Bradesco SA	1,312,319	0.2
15,900		Braskem SA	59,173	0.0
21,800		Centrais Eletricas Brasileiras SA	121,540	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

87,412		Cia Energetica de Minas Gerais	157,052	0.0
6,500		Cia Paranaense de Energia	71,980	0.0
93,500		Gerdau SA	347,801	0.1
370,787		Itausa SA	583,657	0.1
408,325		Itau Unibanco Holding S.A.	1,644,672	0.3
77,510		Lojas Americanas SA	389,903	0.1
400,200		Petroleo Brasileiro SA	1,403,861	0.3
37,600		Telefonica Brasil SA	291,512	0.1
			6,383,470	1.2

		Chile: 0.1%
34,461		Embotelladora Andina SA	76,159	0.0
9,765		Sociedad Quimica y Minera de Chile SA	317,181	0.1
			393,340	0.1

		Russia: 0.0%
589,336		Surgutneftegas PJSC	297,699	0.0

		South Korea: 0.6%
665		Amorepacific Corp.	32,742	0.0
1,411		Hyundai Motor Co.	101,868	0.0
2,740		Hyundai Motor Co.- Series 2	206,795	0.0
568		LG Chem Ltd.	155,110	0.0
140		LG Household & Health Care Ltd.	84,591	0.0
69,077		Samsung Electronics Co., Ltd.	2,973,144	0.6
			3,554,250	0.6

		Total Preferred Stock
		(Cost $14,137,674)	10,628,759	1.9

RIGHTS: –%
		China: –%
3,223	(1),(4)	Zhengqi Financial Investment Holding Co. Ltd.	–	–

		Taiwan: –%
9,386	(1)	Chailease Holding Co. Ltd.	–	–

		Thailand: –%
9,344	(1)	SCG Packaging Public Co. Ltd.	–	–

		Total Rights
		(Cost $–)	–	–

WARRANTS: 0.0%
		Thailand: 0.0%
2,344	(1)	Srisawad Corp. PCL	865	0.0

		Total Warrants
		(Cost $–)	865	0.0

		Total Long-Term Investments
		(Cost $493,576,571)	538,738,032	97.6

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.6%
		Repurchase Agreements: 0.7%
1,000,000	(6)	Citigroup, Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $1,000,002, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-4.625%, Market Value plus accrued interest $1,020,000, due 11/27/20-11/01/59)	1,000,000	0.2
921,022	(6)	HSBC Securities USA, Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $921,024, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.000%, Market Value plus accrued interest $939,442, due 11/01/26-08/01/50)	921,022	0.1
1,000,000	(6)	MUFG Securities America Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $1,000,002, collateralized by various U.S. Government Agency Obligations, 2.000%-5.000%, Market Value plus accrued interest $1,020,000, due 08/01/35-09/01/50)	1,000,000	0.2
1,000,000	(6)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $1,000,002, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $1,020,000, due 10/27/20-07/15/61)	1,000,000	0.2

	Total Repurchase Agreements
	(Cost $3,921,022)		3,921,022	0.7

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.9%
10,267,000	(7)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.000%
		(Cost $10,267,000)	10,267,000	1.9

Total Short-Term Investments
(Cost $14,188,022)	14,188,022	2.6

Total Investments in Securities (Cost $507,764,593)	$ 552,926,054	100.2
Liabilities in Excess of Other Assets	(1,328,356)	(0.2)
Net Assets	$ 551,597,698	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Security, or a portion of the security, is on loan.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2020, the Portfolio held restricted securities with a fair value of $– or 0.0% of net assets. Please refer to the table below for additional details.
(6)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of September 30, 2020.

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	19.7%
Information Technology	18.0
Financials	16.7
Communication Services	12.5
Materials	6.8
Consumer Staples	5.9
Energy	5.3
Industrials	4.3
Health Care	4.2
Real Estate	2.3
Utilities	1.9
Warrants	0.0
Rights	0.0
Financial	0.0
Short-Term Investments	2.6
Liabilities in Excess of Other Assets	(0.2)
Net Assets	100.0%

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Common Stock
Argentina	$659,754	$–	$–	$659,754
Brazil	18,243,996	–	–	18,243,996
Chile	2,353,848	–	–	2,353,848
China	76,856,830	149,611,734	35,921	226,504,485
Colombia	897,762	–	–	897,762
Czech Republic	–	524,189	–	524,189
Egypt	–	596,730	–	596,730
Greece	–	670,982	–	670,982
Hungary	–	1,014,378	–	1,014,378
India	340,959	44,084,139	–	44,425,098
Indonesia	–	6,649,094	–	6,649,094
Malaysia	–	9,246,000	–	9,246,000
Mexico	9,047,988	–	–	9,047,988
Pakistan	77,917	34,353	–	112,270
Peru	940,030	–	–	940,030
Philippines	–	3,974,494	–	3,974,494
Poland	–	3,447,634	–	3,447,634
Qatar	–	4,338,179	–	4,338,179
Romania	–	138,749	–	138,749
Russia	1,886,617	14,032,494	–	15,919,111
Saudi Arabia	175,212	14,772,908	–	14,948,120
Singapore	–	117,171	–	117,171
South Africa	1,381,113	17,457,577	–	18,838,690
South Korea	331,763	60,832,233	–	61,163,996
Taiwan	–	68,672,323	–	68,672,323
Thailand	–	9,618,646	–	9,618,646
Turkey	132,965	1,904,181	–	2,037,146
United Arab Emirates	–	3,007,545	–	3,007,545
Total Common Stock	113,326,754	414,745,733	35,921	528,108,408
Preferred Stock	6,776,810	3,851,949	–	10,628,759
Rights	–	–	–	–
Warrants	865	–	–	865
Short-Term Investments	10,267,000	3,921,022	–	14,188,022
Total Investments, at fair value	$130,371,429	$422,518,704	$35,921	$552,926,054
Other Financial Instruments+
Futures	63,173	–	–	63,173
Total Assets	$130,434,602	$422,518,704	$35,921	$552,989,227

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2020, Voya Emerging Markets Index Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Hanergy Mobile Energy Holding Group Co Ltd.	6/11/2019	$951,967	$–
		$951,967	$–

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

At September 30, 2020, the following futures contracts were outstanding for Voya Emerging Markets Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Mini MSCI Emerging Markets Index	238	12/18/20	$12,953,150	$63,173
			$12,953,150	$63,173

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $537,538,426.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$115,984,292
Gross Unrealized Depreciation	(99,036,381)
Net Unrealized Appreciation	$16,947,911